10. Convertible Notes and Derivative Liabilities (Details - Assumptions Used)	12 Months Ended
Dec. 31, 2020
Exercise Price [Member]
Derivative liabilities description	$0.13 - $0.46
Stock Price [Member]
Derivative liabilities description	$0.49 - $1.01
Measurement Input, Risk Free Interest Rate [Member]
Derivative liabilities description	.10% - .19%
Expected volatility [Member]
Derivative liabilities description	345.50% - 352.70%
Expected life [Member]
Derivative liabilities description	1.00 year
Expected dividend yield [Member]
Derivative liabilities description	0%
Fair Value [Member]
Derivative liabilities description	3676949